Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ 4,723
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	22,033
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	7,806
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	1,161
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	(4,032)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	(8,387)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	5,884
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	18,001
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ 581